INCOME TAXES	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 14: INCOME TAXES

E.       Income (loss) before income taxes:

The following are the domestic and foreign components of the Company’s income (loss) before income taxes:

	Year ended December 31,
	2024	2023	2022
Domestic (Israel)	$15,004	$(10,368)	$(142,527)
Foreign	19,462	13,694	13,066
Total	$34,466	$3,326	$(129,461)

F.     Income taxes:

The following are the domestic and foreign components of the Company’s income taxes:

	Year ended December 31,
	2024	2023	2022
Domestic (Israel)	$603	$557	$649
Foreign	1,491	4,646	6,757
Total	$2,094	$5,203	$7,406

G.    Deferred taxes:

The principal components of the Company’s deferred tax assets and liabilities as of December 31, 2024 and 2023 are as follows:

	As of December 31,
Deferred tax assets:	2024	2023
Share-based compensation	28,872	17,905
Net operating loss carry forwards	$25,779	$37,250
Research and development	2,457	4,398
Reserves and allowances	6,820	5,164
Carryforward tax credits	459	2,093
Operating lease liabilities	18,319	4,967
Gross deferred tax assets	82,706	71,777
Valuation allowance	(62,227)	(62,719)
Total deferred tax assets	20,479	9,058
Deferred tax liabilities:
Property and equipment	(1,946)	(1,971)
Operating lease right-of-use assets	(15,383)	(5,469)
Deferred contract costs	(2,767)	(441)
Other	(383)	(1,177)
Deferred tax liabilities	$(20,479)	$(9,058)
Net deferred tax assets	$–	$–

In assessing the ability to realize deferred tax assets, the Company considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. Based on the available evidence, management believes that it is more likely than not that its deferred tax assets will not be realized and accordingly, a full valuation allowance has been provided.

H.    Tax rate reconciliation:

The reconciliation of the tax benefit at the Israeli statutory tax rate to the Company’s income taxes is as follows:

	Year ended December 31,
	2024		2023		2022
	Tax	Rate	Tax	Rate	Tax	Rate
Theoretical tax benefit	$7,927	23%	$765	23%	$(29,776)	23%
Increase (decrease) in tax rate due to:
Taxes resulting from non-deductible expenses	2,023	6%	1,376	41%	633	(0%)
Temporary differences for which no deferred taxes were created	7,893	23%	3,365	101%	16,930	(13%)
Tax credits	(1,629)	(5%)	(334)	(10%)	-	0%
Utilization of losses	(12,340)	(36%)	(1,117)	(33%)	3,767	(3%)
Adjustment for previous years taxes	(838)	(2%)	(523)	(16%)	(161)	0%
Preferred technological enterprise and the effect of different tax rates in other jurisdictions	(1,651)	(5%)	1,158	35%	15,522	(12%)
Currency differences	84	0%	(58)	(2%)	(139)	0%
Other	625	2%	571	17%	630	(1%)
Effective tax	$2,094	6%	$5,203	156%	$7,406	(6%)

As of December 31, 2024, the Company has net operating loss carryforwards in Israel of 207,569, which may be carried forward indefinitely.

As of December 31, 2024, and 2023, the Company has not provided a deferred tax liability in respect of cumulative undistributed earnings relating to the Company’s foreign subsidiaries, as the Company intends to keep these earnings permanently invested.

I.     Tax assessments:

As of December 31, 2024, the Company had open tax years for the periods beginning in 2020 in Israel and 2021 for the U.S. subsidiary.

J.    Basis of taxation:

Ordinary taxable income in Israel is subject to a corporate tax rate of 23% in 2024 and 2023. However, the effective tax rate payable by a company may be considerably lower (as discussed below). Non-Israeli subsidiaries are taxed according to the tax laws in their respective countries of residence. Primarily, in 2024 and 2023, the Company’s U.S. subsidiary was subject to a tax rate of approximately 21%.

K.    The New Technological Enterprise Incentives Regime (Amendment 73 to the Investment Law)

In December 2016, the Economic Efficiency Law (Legislative Amendments for Applying the Economic Policy for the 2017 and 2018 Budget Years), 2016, which includes Amendment 73 to the Law for the Encouragement of Capital Investments (“the 2017 Amendment”) was published and was pending the publication of regulations, in May 2017 regulations were promulgated by the Finance Ministry to implement the “Nexus Principles” based on OECD guidelines published as part of the Base Erosion and Profit Shifting (BEPS) project. Following the publication of the regulations, the 2017 Amendment became fully effective.

According to the 2017 Amendment, a Preferred Technological Enterprise, as defined in the 2017 Amendment, with total consolidated revenues of less than NIS 10 billion, will be subject to a 12% tax rate on income derived from intellectual property (in development area A—a tax rate of 7.5%). In order to qualify as a Preferred technological enterprise, certain criterion must be met, such as a minimum ratio of annual R&D expenditure and R&D employees, as well as having at least 25% of annual revenues derived from exports. Any dividends distributed from income from the preferred technological enterprises will be subject to tax at a rate of 20%. The 2017 Amendment further provides that, in certain circumstances, a dividend distributed to a foreign corporate shareholder, would be subject to a 4% tax rate (if the percentage of foreign investors exceeds 90%).

The Company assessed the criteria for qualifying as a “Preferred Technological Enterprise” status and concluded that the Company is eligible for the above-mentioned benefits. The Company is entitled to Preferred Technological Enterprise benefits starting in 2019. The Company did not utilize any benefits associated with the Preferred Technological Enterprise in 2024 and 2023.